Shareholder Report, Line Graph (Details) 74200010300_Franklin Income Fund_Class A1_TSR Annual {Class A1} - USD ($)												12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name												Class A1 (with sales charge)
Accumulated Value		$ 18,520	$ 15,708	$ 14,486	$ 15,593	$ 12,456	$ 13,028	$ 12,467	$ 12,201	$ 10,907	$ 9,625	$ 19,807
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		33,598	24,852	20,631	25,045	18,992	16,514	16,046	13,647	11,496	10,000	$ 39,447
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Index
Accumulated Value		11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000	$ 11,998
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											Blended Benchmark†
Accumulated Value		$ 19,500	$ 16,271	$ 14,903	$ 16,737	$ 14,834	$ 14,605	$ 13,530	$ 12,655	$ 11,546	$ 10,000	$ 20,593

[1]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.